Attorneys and Counselors at Law

Daniel H. April

Patrick J. Dolan

December 2, 2025

Via EDGAR correspondence

U.S. Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:

Thornburg Investment Trust (the “Trust”)

File Nos. 33-14905/811-05201

Post-Effective Amendment (“PEA”) No. 159 and Amendment No. 177

Ladies and Gentlemen:

Electronically transmitted herewith for filing via EDGAR on behalf of the Trust, pursuant to rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”) and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, are PEA No. 159 and Amendment No. 177 to the Trust’s currently effective registration statement on Form N-1A (“Registration Statement”), which are expected to be effective February 1, 2026 and relate to the following series of the Trust and the classes thereof: Thornburg Global Opportunities Fund, Thornburg International Equity Fund, Thornburg Better World International Fund, Thornburg International Growth Fund, Thornburg Developing World Fund, Thornburg Investment Income Builder Fund, Thornburg Summit Fund, Thornburg Ultra Short Income Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Core Plus Bond Fund, Thornburg Strategic Income Fund, Thornburg Short Duration Municipal Fund, Thornburg Limited Term Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg Strategic Municipal Income Fund, Thornburg California Limited Term Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg New York Intermediate Municipal Fund, Thornburg Emerging Markets Managed Account Fund, Thornburg High Income Bond Managed Account Fund, Thornburg Investment Grade Bond Managed Account Fund, and Thornburg Municipal Managed Account Fund (each a “Fund” and collectively, the “Funds”). This transmission contains a conformed signature page, the manually signed original of which is maintained with the records of the Trust.

The purposes of this filing are to update certain disclosures in the Funds’ prospectuses and statements of additional information in connection with the annual update. Certain required data disclosures have been left blank in this filing but will be provided in a subsequent amendment to be filed via EDGAR prior to the February 1, 2026 effective date. We appreciate the staff’s time and attention to our filings.

Sincerely,

/s/ Daniel April

Daniel April

Enclosures

460 St. Michael’s Drive, Suite 603	E-mail: dan_april@catchlaw.com	Tel.: (505) 988-2900
Santa Fe, New Mexico 87505	Website: www.catchlaw.com	Extension 1